REAL ESTATE ASSETS - Property Dispositions and Real Estate Asset Held for Sale (Details) $ in Thousands		6 Months Ended		12 Months Ended
	Sep. 03, 2019 USD ($) ft² property state	Jun. 30, 2021 USD ($) state property	Jun. 30, 2020 USD ($) property	Dec. 31, 2020 USD ($) state property	Dec. 31, 2019 USD ($) property	Dec. 31, 2018 USD ($) property
Real Estate [Line Items]
Number of properties disposed | property				14	497
Proceeds from disposition of properties		$ 304,370	$ 157,198	$ 263,797	$ 1,399,953	$ 64,180
Gain on disposition of real estate, net		$ 46,469	$ 16,901	$ 27,518	$ 180,666	$ 6,299
Number of real estate properties held for sale | property		2		1	29
Real estate held-for-sale		$ 6,100		$ 3,500	$ 351,900
Number of states in which entity owns properties | state	41	41		45
Mortgage notes payable					126,700
2019 Asset Acquisition
Real Estate [Line Items]
Aggregate gross sales price				$ 26,300
Area of real estate property | ft²	5.1
Debt instrument, face amount	$ 130,800
Property Disposition 2021 | Properties sold
Real Estate [Line Items]
Number of properties disposed | property		47
Aggregate gross sales price		$ 304,000
Proceeds from disposition of properties		296,000
Gain on disposition of real estate, net		$ 46,500
Property Disposition 2020 | Properties sold
Real Estate [Line Items]
Number of properties disposed | property			16	30
Aggregate gross sales price			$ 160,800	$ 270,400
Proceeds from disposition of properties			157,200	263,800
Gain on disposition of real estate, net			$ 16,900	$ 27,500
Property Disposition 2019
Real Estate [Line Items]
Aggregate gross sales price	$ 1,200,000				1,650,000
Proceeds from disposition of properties					1,400,000
Gain on disposition of real estate, net					$ 180,700
Number of real estate properties held for sale | property	444
Repayments of debt	$ 532,300
Property Disposition 2018
Real Estate [Line Items]
Number of properties disposed | property						21
Aggregate gross sales price						$ 66,600
Proceeds from disposition of properties						49,100
Gain on disposition of real estate, net						6,300
Repayments of related party debt						15,000
Property Disposition 2018 | Disposition fees | Affiliated entity
Real Estate [Line Items]
Related party transaction, expenses from transactions with related party						$ 478,000
Retail Property | Property Disposition 2020 | Properties sold
Real Estate [Line Items]
Number of properties disposed | property			10	20
Retail Property | Property Disposition 2019
Real Estate [Line Items]
Number of properties disposed | property					482
Retail Property | Property Disposition 2018
Real Estate [Line Items]
Number of properties disposed | property						19
Anchored Shopping Center | Property Disposition 2020 | Properties sold
Real Estate [Line Items]
Number of properties disposed | property			6	10
Anchored Shopping Center | Property Disposition 2019
Real Estate [Line Items]
Number of properties disposed | property					14
Anchored Shopping Center | Property Disposition 2018
Real Estate [Line Items]
Number of properties disposed | property						2
Single-Tenant Properties | Property Disposition 2019
Real Estate [Line Items]
Number of real estate properties held for sale | property	452
Single-Tenant Properties | Property Disposition 2019 | Consolidated properties
Real Estate [Line Items]
Number of real estate properties held for sale | property	9
Industrial Property | Property Disposition 2019
Real Estate [Line Items]
Number of properties disposed | property					1